May 3, 2024

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Annuity Separate Account 4

 Post-Effective Amendment No. 32 to Registration Statement on Form N-4

 Prospectus Title: MassMutual EvolutionSM

 File Nos. 333-109620, 811-08619

 Class Identifier: C000021314

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 32 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 25, 2024 and became effective on April 29, 2024; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Lead Counsel, Annuity Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.